Revenue - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disaggregation Of Revenue [Line Items]
Number of reportable segment | segment	3
Contract with customer assets increase (decrease)	$ (700)	$ (16,300)
Increase (decrease) in contract with customer, liability, including acquisition and non-cash items	19,000
Deferred revenue	(4,987)	4,039	$ 10,841
Deferred revenue recognized	87,200	102,200
Estimated contracted revenue	978,300
Revenue recognized from performance obligation satisfied in previous period	$ 0	$ 18,200
Gross profit | Net Revenue | Customer Concentration Risk
Disaggregation Of Revenue [Line Items]
Concentration risk	11.00%	10.00%
Cost of revenue | Net Revenue | Customer Concentration Risk
Disaggregation Of Revenue [Line Items]
Concentration risk			11.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Disaggregation Of Revenue [Line Items]
Revenue remaining performance obligation percentage of revenue expected to be recognized	54.00%
Remaining performance period	12 months